Related party transactions - Narrative (Details) - Langholm Capital II - Associates - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Transactions between Related Parties [Line Items]
Investments in associates	€ 65
Outstanding commitments made by entity, related party transactions	1	€ 2
Amount received back from associate	€ 32	€ 0